Capital Requirements (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 232,400	$ 221,586
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1479	0.1399
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 164,953	$ 166,266
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I capital (to risk-weighted assets), Actual Amount	$ 212,780	$ 199,395
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1354	0.1259
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 133,533	$ 134,596
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 164,780	$ 154,033
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.1049	0.0973
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 109,968	$ 110,844
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 212,780	$ 199,395
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1146	0.1029
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 74,261	$ 77,492
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 0	$ 0
Bank
The actual and required capital amounts and ratios for the Company and the Bank
Total capital (to risk-weighted assets), Actual Amount	$ 219,410	$ 219,043
Total capital (to risk-weighted assets), Actual Ratio (in percent)	0.1410	0.1391
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 163,365	$ 165,369
Total capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.1050	0.1050
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 155,586	$ 157,494
Total capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.1000	0.1000
Tier I capital (to risk-weighted assets), Actual Amount	$ 199,960	$ 199,490
Tier I capital (to risk-weighted assets), Actual, Ratio (in percent)	0.1285	0.1267
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 132,248	$ 133,870
Tier I capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0850	0.0850
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 124,469	$ 125,995
Tier I capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	0.0800	0.0800
Common Equity Tier I Capital (to risk-weighted assets), Actual Amount	$ 199,960	$ 199,490
Common Equity Tier I Capital (to risk-weighted assets), Actual Ratio (in percent)	0.1285	0.1267
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 108,910	$ 110,246
Common Equity Tier I Capital (to risk-weighted assets), Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	7.00%	7.00%
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Amount	$ 101,131	$ 102,371
Common Equity Tier I Capital (to risk-weighted assets), Required to be Considered Well-Capitalized, Ratio (as a percent)	6.50%	6.50%
Tier I Leverage Ratio (to adjusted average assets), Actual Amount	$ 199,960	$ 199,490
Tier I Leverage Ratio (to adjusted average assets), Actual Ratio (in percent)	0.1083	0.1031
Tier I Leverage Ratio (to adjusted average assets), Minimum Capital Required Basel III Fully Phased-In, Amount	$ 73,847	$ 77,411
Tier I Leverage Ratio (to adjusted average assets) Minimum Capital Required Basel III Fully Phased-In, Ratio (in percent)	0.0400	0.0400
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Amount	$ 92,309	$ 96,763
Tier I Leverage Ratio (to adjusted average assets), Required to be Considered Well-Capitalized, Ratio (in percent)	0.0500	0.0500